Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Walden Equity Fund (WSEFX)

Boston Trust Walden International Equity Fund (WIEFX)

(collectively, the “Funds”)

Supplement dated December 12, 2024
to the Summary Prospectus and Prospectus dated May 1, 2024, as supplemented from time to time

Effective December 31, 2024, Kabir Goyal will join the portfolio manager team as a co-portfolio manager of the Funds. As of the same date, Mark Zagata will no longer serve as co-portfolio manager of the Boston Trust Walden Equity Fund. As of December 31, 2024, the Summary Prospectus and Prospectus of the Funds are amended as follows:

1. All references to Mark B. Zagata as co-portfolio manager of the Boston Trust Walden Equity Fund are removed.

2. “Portfolio Management” on page 19 of the Prospectus with respect to the Boston Trust Walden Equity Fund is restated as follows:

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Managers:	Tchintcia S. Barros, CFA, Since 2021
Co-Portfolio Managers:	Stephen J. Amyouny, CFA, Since 2021
Kabir Goyal, CFA, Since 2024

3. “Portfolio Management” on page 33 of the Prospectus with respect to the Boston Trust Walden International Equity Fund is restated as follows:

Investment Adviser:	Boston Trust Walden Inc.
Co-Portfolio Managers:	Nathaniel J. Riley, CFA, Since 2017
David A. Sandell, Since 2017
Aaron J. Ziulkowski, Since 2017
Kabir Goyal, CFA, Since 2024

4. The listing of “Portfolio Managers” in the Prospectus on page 52 will include the following:

Boston Trust Walden International Equity Fund and Boston Trust Walden Equity Fund: Kabir Goyal, CFA	Mr. Goyal is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in September 2024. Prior to that time, he served as a Managing Director and Senior Portfolio Manager at Brown Capital Management, and he worked at Wasatch Advisors in various investment roles. Mr. Goyal earned an MBA from the Massachusetts Institute of Technology and a BA in Computer Science and Economics from Pomona College. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Institute.

Please retain this supplement with your Summary Prospectus and Prospectus for future reference.

This Supplement dated December 12, 2024, and the Summary Prospectus, Prospectus, and SAI, each dated May 1, 2024, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Walden Equity Fund (WSEFX)

Boston Trust Walden International Equity Fund (WIEFX)

(collectively, the “Funds”)

Supplement dated December 12, 2024
to the Statement of Additional Information (“SAI”) dated May 1, 2024, as supplemented from time to time

Effective December 31, 2024, Kabir Goyal will join the portfolio manager team as a co-portfolio manager of the Funds. As of the same date, Mark Zagata will no longer serve as co-portfolio manager of the Boston Trust Walden Equity Fund. As of December 31, 2024, the SAI is amended as follows:

1. All references to Mark B. Zagata as co-portfolio manager of the Boston Trust Walden Equity Fund are removed from the SAI.

2. The following is added to the Portfolio Manager Information on page 19 of the SAI:

Boston Trust Walden Equity Fund	Kabir Goyal, Co-Portfolio Manager
Boston Trust Walden International Equity Fund	Kabir Goyal, Co-Portfolio Manager

3. The following table listing the number and types of other accounts managed by Kabir Goyal and assets under management in those accounts, is added to the table on page 20 of the SAI:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($Millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($Millions)	Other Accounts	Assets Managed ($Millions)
Kabir Goyal*	0	$0	0	$0	0	$0

*	As of September 30, 2024.

4. The following dollar range of equity securities beneficially owned by Kabir Goyal is added to the table on page 21 of the SAI:

Portfolio Manager		Dollar Range of Equity Securities Beneficially Owned
Kabir Goyal*	Boston Trust Walden Equity Fund	$50,001 - $100,000
	Boston Trust Walden International Equity Fund	$0

*	As of September 30, 2024.

Please retain this supplement with your SAI for future reference.

This Supplement dated December 12, 2024, and the Summary Prospectus, Prospectus, and SAI, each dated May 1, 2024, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.